Capital Structure	12 Months Ended
Dec. 31, 2016
Capital Structure [Abstract]
Capital Structure
(12)	Capital Structure

During 2016, the Company issued 2,597,400 new shares for the exercise of options, representing 0.22% of the total shares outstanding as of December 31, 2016.

During 2016, the Company issued 7,416,000 new shares for acquisition of additional interest in a subsidiary, representing 0.64% of total shares outstanding as of December 31, 2016.

During 2015, the Company repurchased 2,261,100 shares from the public market, representing 0.20% of the total shares outstanding as of December 31, 2015.

During 2015, the Company issued 4,493,620 new shares and utilized 2,261,100 repurchased shares for the exercise of options, representing 0.59% of the total shares outstanding as of December 31, 2015.

During 2014, the Company issued 1,704,380 new shares for the exercise of options, representing 0.15% of the total shares outstanding as of December 31, 2014.

In November 2014, the Group entered into share purchase agreements with the Employee Companies, for the issuance of up to 100,000,000 ordinary shares of the Group. In December 2014, the Group increased the new shares issued to the Employee Companies to 150,000,000 ordinary shares. The total 150,000,000 ordinary shares represented approximately 13.04% of the total enlarged outstanding share capital as of December 31, 2014. The subscription price for the 100,000,000 ordinary shares is US$0.27 per ordinary share or US$5.40 per ADS, while the subscription price for the additional 50,000,000 ordinary shares is US$0.29 per ordinary share or US$5.8 per ADS, both of which were the average closing prices for the 20 trading days prior to the board approvals of such transactions. Accordingly, the Group considers that the employees have subscribed these shares at prices that were set at the best estimation of the future market prices on issuance date, and the Group has no intention to compensate the employees with a below market price subscription; therefore, the Group has not recorded any share-based compensation expenses related to any price deviations of the Group’s ordinary shares from the board approval dates to issuances of these shares. The shares purchased by the Employee Companies are subject to 180 days lock-up. The sale of shares to the Employee Companies was completed on December 17, 2014.

In order to facilitate the purchase of shares by employees as described above, the Group has granted a loan to Employee Companies. The loans bear interest at a rate of 3.0% per annum and is repayable upon the sale of the shares by employees, termination of employment or within two years, whichever comes first. The interest rate is determined with reference to fair market prices and therefore no interest-related compensation expense is recorded. Please refer to Note 2(m) for accounting policy details. The  repayment of the loan was further extended to June 2018.